Expense Example - FidelityFreedomBlendFunds-RetailComboPRO - FidelityFreedomBlendFunds-RetailComboPRO - Fidelity Freedom Blend 2035 Fund - Fidelity Freedom Blend 2035 Fund	May 30, 2024 USD ($)
Expense Example:
1 year	$ 49
3 years	154
5 years	269
10 years	$ 604